Income taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets and Liabilities
Deferred tax assets	$ 35,277	$ 28,812
Deferred tax liabilities	(14,201)	5,512
Non-current assets	5,870	8,446
Non-current liabilities	(20,071)	(2,934)
Deferred tax assets (liabilities)	(14,201)	5,512	$ 5,705
Non-capital loss carry-forwards
Deferred Income Tax Assets and Liabilities
Deferred tax assets	28,979	21,897
Stream and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax assets	6,298	6,915
Royalties and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax liabilities	$ (49,479)	$ (23,300)